LORD ABBETT SECURITIES TRUST
90 Hudson Street
Jersey City, NJ 07302

December 28, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Lord Abbett Securities Trust (the “Registrant”)
1933 Act File No. 033-58846
1940 Act File No. 811-07538

Ladies and Gentlemen:

          Pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the requirements of the current EDGAR Filer Manual and Regulation S-T under the Securities Act, enclosed for filing with the Securities and Exchange Commission (the “Commission”) is Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed to reflect changes to the investment parameters of the Registrant’s series, Lord Abbett Alpha Strategy Fund (the “Fund”), which operates as a fund-of-funds. Specifically, to the extent permitted by an anticipated exemptive order, the Fund will have the capability to supplement its investments in underlying funds with direct investments in derivatives. The Registrant has filed with the Commission an application for an order pursuant to Section 6(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), exempting the Registrant from Rule 12d1-2(a) under the 1940 Act. The Commission issued its notice on December 6, 2012, and the Registrant expects to receive the requested order before the Amendment becomes effective.1

          The Amendment also reflects certain editorial and other changes. Before the March 1, 2013 effective date, the Registrant intends to file another post-effective amendment that will update certain financial and other information contained in the Registration Statement.

          Any communication relating to this filing should be directed to Brooke Fapohunda at (201) 827-2279 or the undersigned at (201) 827-2225.

Sincerely,

/s/ Thomas R. Phillips

Thomas R. Phillips
Vice President and Assistant Secretary

[1]	See Lord, Abbett & Co. LLC, et al., Investment Company Act Release No. 30297 (December 6, 2012) (Notice).